Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	MLCO
Entity Registrant Name	MELCO RESORTS & ENTERTAINMENT LTD
Entity Central Index Key	0001381640
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,475,924,523